Summary of Equity Securities Designated at Fair Value Through Other Comprehensive Income (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	$ 4,166		$ 3,319
Dividend income recognized	48	$ 44
Common shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	3,083		2,221
Dividend income recognized	17	39
Preference shares [member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Fair value	1,083		$ 1,098
Dividend income recognized	$ 31	$ 5